Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 13 — Subsequent Events

Issuance of Common Stock for Services

From January 2017 to April 2017, the Company issued 1,095,115 shares of its common stock valued at $1,828,842 to various consultants. The Company valued these shares at $1.67 per share, the most recent price of the sale of its common stock near the date of grant.

Warrants

From January 2017 to May 2017, warrants to purchase 3,305,538 shares of common stock were exercised and the Company received aggregate proceeds of $31,805.

Unsecured Convertible Notes Payable

From January 2017 to May 2017, the Company issued thirteen 6% unsecured convertible note payables to investors for total cash principal of $2,180,000. The Company also converted aggregate principal and interest of $3,581,077 under the existing First and Second Senior Notes with Trinad Capital Master Fund into an unsecured convertible note payable. These notes are due between January 2018 and September 2018. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the investor will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the investors received an aggregate of 2,880,539 warrants to purchase shares of the Company’s common stock at an exercise price of $0.01 per share. The warrants have a relative fair value of $2,613,379, which will be recorded as a valuation discount and amortized over the term of the notes.

Promotional Rights

The Company acquires promotional rights from time to time that may contain obligations for future payments. During the period ended December 31, 2016, the Company incurred $350,000 in payment obligations for the acquisition of certain promotional rights. Subsequent to December 31, 2016, the Company entered into two license, production and/or distribution agreements to make guaranteed payments as follows: $200,000 for the fiscal year ended March 31, 2018 and $150,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 50% of net revenues. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Employment Agreements

In April and May 2017, the Company entered into employment agreements with two officers for a term of two years at an annual salary of $120,000 and $180,000 respectively. In addition, one of the officers was granted 300,000 shares of the Company’s common stock valued at $501,000 that will vest in equal tranches over the 24-month term of the employment agreement. The officer will also receive a bonus of $100,000 upon the closing of an underwritten public offering of the Company’s common stock. The other officer was granted 400,000 shares of the Company’s common stock  valued at $668,000 that will vest in increments, with the first tranche of 200,000 shares vesting 12 months from the effective date and the remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.

Wantickets Acquisition

On May 5, 2017, LiveXLive Tickets, Inc., a subsidiary of the Company, entered into an asset purchase agreement with Wantickets RDM, LLC (“Wantickets”) and certain other parties, whereby the Company purchased the operating assets of Wantickets for a total consideration of 2,000,000 shares of common stock of the Company and the assumption of certain liabilities of Wantickets. In connection with the transaction, LiveXLive Tickets, Inc. entered into employment agreements with two officers for a term of two years each. One officer will receive an annual salary of $220,000 and a bonus of 2,000,000 shares of common stock if the Company’s subsidiary, LiveXLive Tickets, Inc., earns net income stock of $3 million in the twelve months following the effective date of the employment agreement or net income of $4 million in the twelve months thereafter. The other officer will receive an annual salary of $160,000 and receive a number of shares of common stock equal to $15,000 each year.

Services Payable, Related Party

Pursuant to the terms of the Management Agreement with Trinad Management, LLC, during March and April 2017, the Company paid $1,000,000 that was due at the end of the three-year term of the Management Agreement.

Note 13 — Subsequent Events

Placement of Common Stock

On June 8, 2016 and June 10, 2016, the Company sold certain of its securities to an accredited investor for total gross proceeds of $1,250,000. The securities consisted of (i) 500,000 shares of the Company’s common stock at a purchase price of $2.50 per share, and (ii) a 3-year warrant to purchase 500,000 shares of the Company’s common stock exercisable at $0.005 per share. The net proceeds of the sale of these securities will be used for general working capital.

Additional Advances from Trinad

Subsequent to the fiscal year ended March 31, 2016, Trinad Capital advanced an additional $95,100 to us under the terms and conditions of the Second Senior Note.

Conversion of Convertible Note Payable

Subsequent to the fiscal year ended March 31, 2016, at the request of the Lenders we converted the note payable in the amount of $200,000 plus accrued interest into shares of our common stock, resulting in the issuance of approximately 205,500 shares for this conversion. We also accepted the Lenders’ request to exercise their 200,000 warrants at a price of $0.005, resulting in the issuance of 400,000 shares of our common stock for this warrant exercise.

Litigation Related to OCHL and Oliver Bengough

See Note 10 — Commitments and Contingencies — Legal Proceedings, for a discussion of the Petition.